Accounts payable, accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Schedule of Accounts Payable, Accrued and Other Liabilities

	December 31,	December 31,	January 1,
	2021	2020	2020
	$	$	$
		(recast – note 2)	(recast – note 2)

Trade payables	4,628	3,721	2,815
Accrued and other liabilities	3,893	3,446	1,903
Payroll taxes	17	16	12
Amounts due to Directors	69	45	46
	8,607	7,228	4,776